Offerings	Nov. 26, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Note due 2030
Amount Registered | shares	1,350,000,000
Maximum Aggregate Offering Price	$ 1,348,204,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 206,410.11
Offering Note	ConocoPhillips has provided a guarantee with respect to the 4.700% Notes due 2030 issued by ConocoPhillips Company.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.700% Note due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Note due 2032
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,525,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,442.35
Offering Note	ConocoPhillips has provided a guarantee with respect to the 4.850% Notes due 2032 issued by ConocoPhillips Company.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.850% Note due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Note due 2035
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,247,837,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,043.92
Offering Note	ConocoPhillips has provided a guarantee with respect to the 5.000% Notes due 2035 issued by ConocoPhillips Company.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.000% Note due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Note due 2055
Amount Registered | shares	1,300,000,000
Maximum Aggregate Offering Price	$ 1,295,697,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 198,371.21
Offering Note	ConocoPhillips has provided a guarantee with respect to the 5.500% Notes due 2055 issued by ConocoPhillips Company.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.500% Note due 2055
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Note due 2065
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,727,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,473.20
Offering Note	ConocoPhillips has provided a guarantee with respect to the 5.650% Notes due 2065 issued by ConocoPhillips Company.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.650% Note due 2065
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.